Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Lease term option to extend term	5 years
Lease term option to terminate term	1 year
Weighted-average discount rate	7.00%	7.00%
Weighted-average remaining lease term	8 years	9 years
Operating lease costs	$ 8,899	$ 7,702	$ 10,348
Inmobiliaria Buenaventuras, S.A. de C.V.
Lessee, Lease, Description [Line Items]
Weighted-average discount rate	4.40%	5.30%
Weighted-average remaining lease term	3 years	3 years
Operating lease costs	$ 134	$ 235
Minimum
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	18 years